Other Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Other Receivables [Abstract]
Schedule of Other Receivables Current
	As of June 30, 2024	As of June 30, 2023
Receivables with shareholders (i)	10,149,079	8,763,027
Total Other receivables – Non-current	$10,149,079	$8,763,027
(i)	Moolec Science Limited issued an aggregate number of Moolec Science Limited ordinary shares equal to 2,354,069 (or 1,500,000 of Moolec Science SA shares after the transaction) to current individual shareholders of Bioceres S.A., and Bioceres Group PLC, (“New shareholders”) Moolec Science and the new shareholders entered into a subscription agreement (the “shareholders’ subscription agreement”) prior to the transaction pursuant to which Moolec Science Limited agreed to issue 2,354,069 of Moolec Science Limited ordinary shares. The subscription agreement was dated December 22, 2022. The new shareholders agreed to pay an aggregate purchase price of $15,000,000 within 5 years from the date of such subscription agreement. Such shareholders’ subscription agreement accrues an internal rate of return of 13.20%.

Schedule of Other Receivables Current
	As of June 30, 2024	As of June 30, 2023
Taxes	$622,614	$952,953
Others	387,925	377,224
Total Other receivables - Current	$1,010,539	$1,330,177